Effective Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory income tax rate	37.90%		37.90%		40.00%
Recognition of valuation allowance	2.30%		2.20%		7.20%
Difference in statutory tax rates of foreign subsidiaries	(8.10%)		(6.70%)		(12.20%)
Reversal of valuation allowance	(0.80%)		(1.50%)		(1.80%)
Research and development credit	(0.90%)		(0.70%)		(0.60%)
Dividend and royalty income from subsidiaries and affiliates, net of foreign tax credit	4.70%		4.40%		9.80%
Undistributed earnings of subsidiaries and affiliates	2.00%		1.80%		2.70%
Other adjustments relating to prior years	0.40%		(1.50%)		0.40%
Adjustments for unrecognized tax benefits	(3.90%)		0.20%		(1.10%)
Adjustments for change in income tax laws	1.20%	[1]	0.50%	[1]	8.30%	[1]
Other	(0.10%)		0.00%		0.00%
Effective tax rate	34.70%		36.60%		52.70%

[1]	On November 30, 2011, the National Diet of Japan approved the laws for amendments to previous income tax laws. Upon the change in the laws, the statutory income tax rate in Japan for the year ended March 31, 2013 was changed to 37.9%. The tax rate will be changed to 35.1% for fiscal years beginning on or after April 1, 2015. Thus, the Company and its Japanese subsidiaries re-measured deferred tax assets and liabilities as of the enactment date based on the new tax rates to be applied in the fiscal years in which temporary differences are expected to be recovered or settled. As a result, net deferred tax assets decreased ¥16,072 million, and income tax expenses increased ¥16,072 million, as of the enactment date of the laws. This impact is included in Adjustments for the change in income tax laws for the year ended March 31, 2012. The impact for the year ended March 31, 2013 is not material. On March 20, 2014, the National Diet of Japan approved amendments to existing income tax laws and the Special Reconstruction Corporation Tax imposed on companies will be abolished for fiscal years beginning on or after April 1, 2014. Upon the change in the laws, the statutory income tax rate in Japan for fiscal years beginning on or after April 1, 2014 will be changed to approximately 35%. Thus, the Company and its Japanese subsidiaries re-measured deferred tax assets and liabilities as of the enactment date based on the new tax rates to be applied in the fiscal years in which temporary differences are expected to be recovered or settled. As a result, net of deferred tax assets decreased ¥7,321 million, and income tax expenses increased ¥7,321 million, as of the enactment date of the laws.